Share-based payment arrangements - Long term incentive plan 2015 (Equity-settled) (Details) $ in Thousands				12 Months Ended
	Apr. 01, 2020	Apr. 01, 2019	Feb. 12, 2015 shares € / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					5 years
Expense from share-based payment transactions with employees | $				$ 761	$ 140	$ 0
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
Long term incentive plan 2015 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			60.00%
Equity instruments granted (in shares)			65,433
Long term incentive plan 2015 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage							40.00%
Vesting period			13 years				3 years
Equity instruments granted (in shares)			236,590
Exercise price, share options granted (in euro per share) | € / shares			€ 10.0475
Expense from share-based payment transactions with employees | $				$ 0	$ 0	$ 0
Long term incentive plan 2015 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage							60.00%
Equity instruments granted (in shares)			65,433